STOCK OPTIONS AND WARRANT GRANTS (Tables)	6 Months Ended
Jun. 30, 2012
Equity [Abstract]
Schedule of allocated share-based compensation expense
Stock Option
Date	Expense
April 15, 2011	$ 62,127
April 15, 2012	$ 82,836
April 15, 2013	$ 20,709

Schedule of share-based compensation, stock options, activity

	Stock purchase options	Weighted average exercise price
Outstanding, January 1, 2011	3,600,000	$ 0.68
Granted	475,000	$ 0.12
Expired or cancelled	(500,000)	$ (0.73)
Outstanding, December 31, 2011	3,575,000	$ 0.60
Expired	(2,150,000)	$ (0.71)

Outstanding, June 30, 2012	1,425,000	$ 0.43

Schedule of share-based payment award, stock options, valuation assumptions
2011
Expected volatility	111%
Risk-free interest rate	0.42%
Expected life	1.5 yrs
Dividend yield	0.00%
Forfeiture rate	0.00%

Schedule of share-based compensation, stock options outstanding

Number of	Exercise
Options	Price	Expiration Date
100,000	$1.00	February 8, 2013
250,000	$0.27	August 6, 2013
600,000	$0.65	April 15, 2015
250,000	$0.12	December 31, 2012
225,000	$0.12	June 30, 2016
1,425,000

Schedule of changes in warrants

	Warrants	Weighted average exercise price
Outstanding, January 1, 2010	-	$ -
Granted	1,545,000	$ 0.65
Expired or cancelled	-	$ -
Outstanding, December 31, 2010, and 2011,	1,545,000	$ 0.65
and June 30, 2012